Related Parties - Schedule of Expenses Related to the Executive Board Compensation (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	R$ 70,581	R$ 54,572	R$ 68,210
Variable compensation	[1]	63,338	82,926	63,024
Stock option plan and shared-based payment plan	[2]	42,818	33,317	26,888
Total		176,737	170,815	158,122
Board of director [member]
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	12,418	11,512	31,971
Variable compensation	[1]
Stock option plan and shared-based payment plan	[2]		5,250	7,103
Total		12,418	16,762	39,074
Statutory officers [Member]
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	15,436	11,083	12,806
Variable compensation	[1]	19,471	29,794	19,880
Stock option plan and shared-based payment plan	[2]	24,448	13,265	9,609
Total		59,355	54,142	42,295
Executives excluding statutory officers [Member]
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	42,131	31,429	22,849
Variable compensation	[1]	43,867	53,132	43,144
Stock option plan and shared-based payment plan	[2]	18,370	14,802	10,176
Total		104,368	99,363	76,169
Fiscal council [Member]
Schedule of Expenses Related to the Executive Board Compensation [Line Items]
Base salary	[1]	596	548	584
Variable compensation	[1]
Stock option plan and shared-based payment plan	[2]
Total		R$ 596	R$ 548	R$ 584

[1]	Short-term benefit.
[2]	More details about shared-based payment plans for Statutory officers and the new long-term benefit plans, see note 20.7.3, 20.7.4 and 20.7.5.